Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
ASSETS:
Cash and cash equivalents (includes interest-earning deposits of $127,544 and $105,292)	$ 141,705	$ 121,070
SECURITIES:
Available-for-sale ("AFS") at estimated fair value (amortized cost of $1,367,925 and $1,443,529)	1,406,844	1,486,439
Held-to-maturity ("HTM") at amortized cost (estimated fair value of $1,969,899 and $2,434,292)	1,887,947	2,370,117
Loans receivable, net (of allowance for credit losses ("ACL") of $11,100 and $15,465)	5,608,083	5,149,734
Bank-owned life insurance ("BOLI")	58,012	56,534
Capital stock of Federal Home Loan Bank ("FHLB"), at cost	132,971	126,877
Accrued interest receivable	26,092	29,316
Premises and equipment, net	57,766	48,423
Other Real estate owned ("OREO"), net	8,047	11,321
Other assets	50,837	50,968
TOTAL ASSETS	9,378,304	9,450,799
LIABILITIES:
Deposits	4,550,643	4,495,173
Advances from FHLB	2,530,322	2,379,462
Other borrowings	365,000	515,000
Advance payments by borrowers for taxes and insurance	55,642	55,138
Income taxes payable	918	2,289
Deferred income tax liabilities, net	25,042	20,447
Accounts payable and accrued expenses	44,279	43,761
Total liabilities	7,571,846	7,511,270
Commitments and Contingencies (Note 12)
STOCKHOLDERS' EQUITY:
Preferred stock ($0.01 par value) 100,000,000 shares authorized; no share issued or outstanding	0	0
Common stock ($0.01 par value) 1,400,000,000 shares authorized, 155,379,739 and 167,498,133 shares issued and outstanding as of September 30, 2012 and 2011, respectively	1,554	1,675
Additional paid-in capital	1,292,122	1,392,567
Unearned compensation, Employee Stock Ownership Plan ("ESOP")	(47,575)	(50,547)
Retained earnings	536,150	569,127
Accumulated other comprehensive income ("AOCI"), net of tax	24,207	26,707
Total stockholders' equity	1,806,458	1,939,529
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 9,378,304	$ 9,450,799